Long-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-term debt
Long-term debt	€ 7,447,562	€ 7,864,796
Less current portion	(487,699)	(694,062)
Long-term debt, less current portion	6,959,863	7,170,734
Schuldschein loans
Long-term debt
Long-term debt	228,759	224,612
Bonds
Long-term debt
Long-term debt	6,676,465	7,389,365
Accounts Receivable Facility
Long-term debt
Long-term debt	22,857	93,725
Other long-term debt
Long-term debt
Long-term debt	€ 519,481	€ 157,094